OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Definite-Lived Other Intangible Assets
Other intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual periods ranges:

Years
Core technology	3 – 8
Customer relationships	1 – 9
Trademarks	1 – 12
Customer backlog	3
Finite-lived other intangible assets:

	December 31,
	2025	2024
Original amounts:
Core technology	$1,238,975	$843,415
Customer relationships and backlog	402,481	351,185
Trademarks	66,076	50,780
	1,707,532	1,245,380
Accumulated amortization:
Core technology	751,003	672,849
Customer relationships and backlog	321,687	296,864
Trademarks	47,243	44,321
	1,119,933	1,014,034
Other intangible assets, net	$587,599	$231,346

Schedule of Estimated Amortization Expense	Estimated intangible asset amortization expense:

For the year ending December 31,
2026	$143,341
2027	121,413
2028	107,646
2029	59,479
2030	57,906
2031	57,906
Thereafter	39,908
$587,599